Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	KANZHUN LIMITED
Entity Central Index Key	0001842827
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-40460
Entity Incorporation, State or Country Code	E9
Entity Ex Transition Period	false
Entity Address, Address Line One	18/F, GrandyVic Building
Entity Address, Address Line Two	Taiyanggong Middle Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Address, Country	CN
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yu Zhang
Entity Address, Address Line One	18/F, GrandyVic Building
Entity Address, Address Line Two	Taiyanggong Middle Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
City Area Code	86
Local Phone Number	10-8462-8340
Entity Address, Country	CN
Contact Personnel Email Address	ir@kanzhun.com
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each ADS represents two of our Class A ordinary shares, par value US$0.0001 per share)
Trading Symbol	BZ
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	727,855,233
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	140,830,401